Equity-Accounted Investees - Interstate Blood Bank, Inc. (IBBI) (Details) € in Thousands, $ in Millions	May 11, 2016 USD ($) item	May 11, 2016 EUR (€)	May 11, 2016 EUR (€) item
Interstated Blood Bank, Inc. Group
Disclosure of associates [line items]
Contribution made	$ 100	€ 88,215
Purchase price for the remaining stakes | $	100
Price of option to purchase remaining stakes	$ 10		€ 9,007
Number of plasma collection centers	26		26
Number of blood donation centers	9		9
Number of laboratories	1		1
Interstate Blood Bank, Inc
Disclosure of associates [line items]
Ownership interest (as a percent)	49.19%	49.19%
Bio Blood Components Inc.
Disclosure of associates [line items]
Ownership interest (as a percent)	48.97%	48.97%
Plasma Biological Services, LLC.
Disclosure of associates [line items]
Ownership interest (as a percent)	48.90%	48.90%